SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Deferred tax assets:
Net operating loss carry forwards	$ 1,163,749	$ 149,199	$ 576,546
Less: valuation allowance	(1,163,749)	(149,199)	(576,546)
Deferred tax assets